UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04171

CREDIT SUISSE CASH RESERVE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2008 to September 30, 2008

Item 1:                   Schedule of Investments

Credit Suisse Cash Reserve Fund

Schedule of Investments

September 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMERCIAL PAPER (25.5%)
CORPORATES (25.5%)
$10,000	ABN AMRO North America Finance, Inc.*	(A-1+, P-1)	11/10/08	2.844	$9,968,833
5,000	ABN AMRO North America Finance, Inc.*	(A-1+, P-1)	03/12/09	3.052	4,932,275
10,000	Banco Bilbao Vizcaya Argentaria SA*	(A-1, P-1)	12/12/08	3.075	10,000,197
10,000	Bank Scotland PLC NY#*	(A-1+, P-1)	11/04/08	2.666	9,996,985
10,000	Bank Scotland PLC NY*	(A-1+, P-1)	12/29/08	3.072	9,925,092
15,000	Dexia Delaware LLC*	(A-1+, P-1)	10/08/08	2.829	14,991,862
10,000	DnB NORBank ASA*	(A-1+, P-1)	11/07/08	2.808	9,971,531
15,000	Governor & Co. of Bank of Ireland*	(A-1+, P-1)	12/09/08	3.860	14,918,637
5,000	ING (US) Funding LLC*	(A-1+, P-1)	03/10/09	3.021	4,933,778
15,000	Intesa Funding LLC*	(A-1, P-1)	12/01/08	2.799	14,929,342
10,000	Macquarie Bank, Ltd.*	(A-1, P-1)	10/28/08	2.829	9,979,075
10,000	Unicredito Italiano Bank (Ireland) PLC*	(A-1, P-1)	12/09/08	4.471	9,943,650
TOTAL COMMERCIAL PAPER (Cost $124,491,257)					124,491,257

CERTIFICATES OF DEPOSIT (21.5%)
Banks (21.5%)
15,000	Bank of Nova Scotia#*	(AA-, Aa1)	05/05/09	3.144	14,996,449
5,000	Barclays Bank NY*	(A-1+, P-1)	05/12/09	3.260	5,000,000
10,000	Caylon NY#*	(AA-, Aa1)	02/13/09	2.473	9,977,694
9,000	Citibank New York*	(A-1+, P-1)	10/31/08	2.730	9,000,000
3,000	Nordea Bank Finland NY#*	(AA-, Aa1)	02/06/09	2.487	2,993,737
13,400	Nordea Bank Finland NY#*	(AA-, Aa1)	04/09/09	2.474	13,364,560
10,000	Royal Bank Of Canada NY*	(AA-, Aaa)	08/07/09	3.002	10,000,000
16,000	Skandinavia Enskilda Bank NY#*	(A+, Aa2)	12/08/08	2.785	15,990,137
13,750	Svenska Handelsbanken#*	(AA-, Aa1)	01/05/09	2.761	13,738,328
10,000	Wells Fargo Bank NA*	(A-1+, P-1)	10/27/08	2.640	10,000,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $105,060,905)					105,060,905

CORPORATE OBLIGATIONS (34.9%)
Banks (17.3%)
6,000	HSBC USA, Inc., Series 1, Senior Unsecured Notes#*	(AA-, Aa3)	08/14/09	3.204	6,000,000
11,600	ING Bank NV#*	(AA-, Aa1)	06/15/09	3.169	11,600,000
9,400	JPMorgan Chase & Co. Series MTN, Senior Unsecured Notes#*	(AA-, Aa2)	06/26/09	3.526	9,387,209
15,000	National Australia Bank, Series MTN, Rule 144A, Senior Unsecured Notes#‡*	(AA, Aa1)	02/19/09	3.009	15,000,000
8,500	Santander US Debt SA Unipersonal, Rule144A‡#*	(AA, Aa1)	02/06/09	2.858	8,488,591
15,000	US Bank NA#*	(AA+, Aa1)	09/10/09	2.914	15,000,000
8,700	Wachovia Bank NA#*	(AA-, Aa2)	03/23/09	3.250	8,691,565
2,000	Wachovia Corp.#*	(A+, A1)	10/28/08	3.759	1,998,958
2,000	Wachovia Corp.,Series 1#*	(A+, A1)	10/28/08	2.846	1,999,447
6,600	Westpac Banking Corp/NY#*	(AA, Aa1)	06/01/09	2.335	6,600,000
					84,765,770
Finance (11.1%)
10,000	American Express Credit Corp., Series MTN#*	(A+, Aa3)	04/06/09	2.547	9,955,990
10,000	American Honda Finance, Series MTN#*	(A+, Aa3)	08/26/09	2.961	10,000,000
8,550	General Electric Capital Corp.#*	(AAA, Aaa)	10/24/08	2.795	8,549,291
6,000	General Electric Capital Corp. Series MTN#*	(AAA, Aaa)	01/05/09	2.831	5,999,302
10,000	Goldman Sachs Group Inc. Series MTNB, Senior Unsecured Notes#*	(AA-, Aa3)	12/22/08	3.294	9,988,580
10,000	John Deere Capital Corp., Series MTN#*	(A, A2)	12/12/08	2.819	9,999,197
					54,492,360
Insurance (6.5%)
11,600	Metropolitan Life Global Funding I#*	(AA, Aa2)	06/12/09	3.194	11,600,000
10,000	Monumental Global Funding III, Rule 144A, Senior Unsecured Notes‡#*	(AA, Aa3)	08/17/09	3.204	10,000,000
10,000	New York Life Global Funding, Rule 144A, Senior Unsecured Notes‡#*	(AAA, Aaa)	09/04/09	2.985	10,000,000
					31,600,000
TOTAL CORPORATE OBLIGATIONS (Cost $170,858,130)					170,858,130

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

REPURCHASE AGREEMENT (18.0%)

$87,783	Barclays Tri Party Repo (Agreement dated 09/30/08, to be repuchased at $87,787,877, Collateralized by $86,385,000 Freddie Mac Notes, 6.625% due 09/15/09. Market Value of collateral is $89,538,952) (Cost $87,783,000)	(AAA, Aaa)	10/01/08	2.000	$87,783,000

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $488,193,292)					488,193,292

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)					643,887

NET ASSETS (100.0%)					$488,837,179

Average Weighted Maturity - 42 days (unaudited)

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

MTNB = Medium Term Note, Series B

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $43,488,591 or 8.9% of net assets.

#	Variable rate obligations — The interest rate is the rate as of September 30, 2008.
*	Securities considered illiquid. The total value of such securities as of September 30, 2008 was $400,410,292 or 81.9% of net assets.

Security Valuation — The net asset value of the Fund is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. (normally 4:00 pm eastern time) each day the Fund is open for business. The Fund’s investments are valued under the amortized cost method, which has been determined by the Fund’s Board of Directors to represent the fair value of the Fund’s investments. Amortized cost involves valuing a Fund’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	488,193,292	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$488,193,292	$—

*Other financial instruments include futures, forwards and swap contracts.

Illiquid Securities – A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.  Due to changes in market conditions, a number of the Fund’s holdings that had previously been determined to be liquid were deemed to be illiquid. For so long as the Fund holds illiquid securities representing 10% or more of its total assets, the Fund may not purchase additional illiquid securities.  In addition, the Fund will attempt to reduce its holdings of illiquid securities in an orderly fashion.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CASH RESERVE FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 14, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 14, 2008